UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

Frontier Funds, Inc.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.

Suite 500

Northbrook, IL 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

Frontier MFG Global Equity Fund

Frontier MFG Global Plus Fund

Frontier MFG Global Sustainable Fund

Frontier MFG Core Infrastructure Fund

Frontier MFG Select Infrastructure Fund

Frontegra Asset Management, Inc.

December 31, 2020

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Funds by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Funds, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-888-825-2100 to let the Fund know of your request. Your election to receive shareholder reports in paper will apply to all funds held with Frontier Funds, Inc.

TABLE OF CONTENTS

Shareholder Letter	1
Frontier MFG Global Equity Fund and Frontier MFG Global Plus Fund
Report from MFG Asset Management	3
Investment Highlights	5
Frontier MFG Global Sustainable Fund
Report from MFG Asset Management	7
Investment Highlights	9
Frontier MFG Core Infrastructure Fund and Frontier MFG Select Infrastructure Fund
Report from MFG Asset Management	11
Investment Highlights	13
Expense Example	15
Schedules of Investments
Frontier MFG Global Equity Fund	18
Frontier MFG Global Plus Fund	20
Frontier MFG Global Sustainable Fund	22
Frontier MFG Core Infrastructure Fund	24
Frontier MFG Select Infrastructure Fund	27
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	36
Notes to Financial Statements	45

This report is submitted for the general information of the shareholders of the above-listed Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the applicable Fund. The Prospectuses may be obtained by calling 1-888-825-2100. Each Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the applicable Fund. Please read the applicable Prospectus carefully.

Frontier Funds, Inc. are distributed by Frontegra Strategies, LLC, 400 Skokie Blvd., Suite 500, Northbrook, IL 60062. Frontegra Strategies, LLC, member of FINRA and SIPC, is an affiliate of Frontegra Asset Management, Inc., the Funds' investment adviser.

DEAR FELLOW SHAREHOLDERS:

We are pleased to report on the progress of the Frontier Funds over the past six months ending December 31, 2020. The S&P 500 Index was up 22.16%. International stocks, as measured by the MSCI EAFE Index, returned 21.61% over the six-month period.

Fund Results

The Frontier MFG Global Equity Fund, managed by MFG Asset Management ("MFG"), returned 11.42% (net) versus the MSCI World Index (Net) return of 23.00% for the six-month period ending December 31, 2020.

The Frontier MFG Global Plus Fund, Institutional Class, also managed by MFG, returned 11.33% (net) versus the MSCI World Index (Net) return of 23.00% for the six-month period ending December 31, 2020. The Service Class shares returned 11.37% (net) over the same time period.

The Frontier MFG Global Sustainable Fund, Institutional Class, also managed by MFG, returned 11.67% (net) versus the MSCI World Index (Net) return of 23.00% for the six-month period ending December 31, 2020. For the period from October 20, 2020, (inception), through December 31, 2020, the Service Class shares returned 1.71% (net) versus the MSCI World Index (Net) return of 11.30%.

For the six-month period ending December 31, 2020, the Frontier MFG Core Infrastructure Fund, Institutional Class, also managed by MFG, returned 9.28% (net) versus the S&P Global Infrastructure Index return of 16.85%. The Service Class shares returned 9.21% (net) over the same time period.

For the six-month period ending December 31, 2020, the Frontier MFG Select Infrastructure Fund, Institutional Class, also managed by MFG, returned 7.34% (net) versus the S&P Global Infrastructure Index return of 16.85%. The Service Class shares returned 7.29% (net) over the same time period.

Market Review

In the second half of 2020, stock markets surged. Following a precipitous drop in markets in the first half of the year, which was brought on by the escalation of the COVID-19 pandemic, markets regained their footing despite rising unemployment and economic uncertainty. There was a significant rotation back into value stocks in November following years of relatively weak performance, and markets performed very well in November and December following Joe Biden's election.

We will continue to oversee the management of the Frontier Funds with the nimbleness and skill our shareholders have come to expect. As always, we appreciate your investment and continued confidence in the Frontier Funds.

Best regards,

William D. Forsyth, CFA

President

Frontier Funds, Inc.

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REPORT FROM MFG ASSET MANAGEMENT

Dear Fellow Shareholders:

The investment objective of the Frontier MFG Global Equity Fund and the Frontier MFG Global Plus Fund is capital appreciation. The objective is measured against the MSCI World Index (Net).

Performance Review

The Frontier MFG Global Equity Fund returned 11.42%, net of fees, for the six-month period ending December 31, 2020, while the Frontier MFG Global Plus Fund (Institutional Class) returned 11.33%, net of fees, for the same time period. Both Funds underperformed the 23.00% return of their benchmark, the MSCI World Index (Net). For the year, the Global Equity Fund returned 10.19%, net of fees, and the Global Plus Fund returned 10.28%, net of fees, compared to the benchmark's return of 15.90%.

Global stocks soared to record highs in the six months to December after pharmaceutical companies developed a vaccine against the virus that causes the illness known as COVID-19, the Democratic party's subdued performance in U.S. Senate elections appeared to rule out radical anti-business measures during the administration of Joe Biden, the U.S. Congress agreed to more fiscal stimulus, the Federal Reserve indicated it would keep rates low for a while yet, and tech stocks reported earnings that showed how much they have benefited from the shift to online.

The Funds both recorded a positive return for the period in U.S. dollars. The biggest contributors were the investments in Starbucks, Alphabet and Facebook. Starbucks gained after the coffee chain, when announcing a smaller-than-expected drop in same-store sales of 9% for the fourth quarter, signalled that the worst is past. Alphabet rose after its Google subsidiary's advertising revenue showed a better-than-expected rebound from the coronavirus-triggered slump and the U.S. election outcome reduced the risk of a crackdown on Big Tech that would ensnare Google, which is already under anti-trust scrutiny by the U.S. Department of Justice. Facebook climbed after earnings beat expectations and the social-media company said its main site has record monthly users.

The biggest detractors were the investments in Reckitt Benckiser Group, SAP and Crown Castle International. SAP dropped after Europe's largest software company lowered medium-term revenue and profit forecasts and its third-quarter result fell short of expectations as cloud revenue growth slowed. Reckitt Benckiser fell on expectations sales for its sanitary products would drop once the pandemic is brought under control. Crown Castle, which owns communication towers, slid as investors turned to riskier sectors.

Fund Outlook and Strategy

Two developments in the December quarter improved the outlook for the economy and equity markets.

The first was the encouraging results from the COVID-19 vaccine trials. These vaccines should provide a means to reopen economies around the world, especially as more than one drug displayed high levels of effectiveness. The likelihood of a relatively protracted economic recovery has accordingly fallen.

The second encouraging development was the result of the U.S. general election. The lack of an overwhelming Democratic sweep of both Congress and the White House reduced the risk of new laws that will hurt corporate profitability.

COVID-19 and political risks have only been reduced, however, rather than eliminated. Risks stemming from the pandemic include mutations of the virus, disruptions to supply networks, and inadequate vaccination rates. With U.S. politics, existing laws can still be used to restrict corporate profitability. Other concerns include global political frictions such as those displayed in the U.S.-China relationship, and that rising government debt and increases in the money supply raise financial and inflationary risks.

Due to the overall reduction in investment risks, we reduced the cash position in both Funds from approximately 12% to approximately 8% over the December quarter.

We remain confident about the long-term outlook for the investments selected for the Funds and the Funds' risk profile. Many of the stocks in the portfolios benefit from having sustainable competitive advantages that give them the potential to earn superior returns. Some companies have a stronghold on the enterprise software market or are leading digital platforms. Others are gaining from the shift to a cashless society, rising consumption growth in China and the dynamics of ageing populations or enjoy resilient demand given the essential nature of their services.

Notwithstanding the uncertainty surrounding stock markets, we are confident about the long-term outlook for the investments selected for the Funds and the portfolios' risk profile. Many of the stocks in the portfolios benefit from the following durable investment trends:

•  Consumer technology platforms: Leading digital platforms are well positioned to monetise new services and products even when they are not the originators of these items. Due to high switching costs and formidable barriers to entry, their entrenched positions are unlikely to be challenged in the foreseeable future.

•  Enterprise software: Established enterprise software vendors are capitalising on their incumbency. They typically operate in concentrated markets that have high barriers to entry, enjoy network effects and have loyal customers due to the high cost of switching out of their services. The shift to cloud computing creates an opportunity for them to expand their capabilities and win a greater share of business spending.

•  Healthcare and the dynamics of ageing populations: The healthcare sector enjoys favourable growth prospects due to rising patient numbers as developed populations age, higher expenditure in Western countries as more treatments are cultivated and the prospect that rising wealth in the emerging world will allow providers to target unmet healthcare needs in these countries.

•  The cashless society: Spending is shifting to cashless forms of payments such as credit cards, debit cards, electronic funds transfer and mobile payments. The explosion of smart and internet-connected devices will accelerate this shift the world over.

Yours sincerely,

Hamish Douglass

Portfolio Manager

MFG Asset Management

INVESTMENT HIGHLIGHTS

Growth of a $1,000,000 Investment (Unaudited)

*  12/28/11 commencement of operations.

Portfolio Total Return**
FOR PERIODS ENDED 12/31/20	FUND	INDEX
SIX MONTHS	11.42%	23.00%
ONE YEAR	10.19%	15.90%
FIVE YEAR AVERAGE ANNUAL	12.95%	12.19%
AVERAGE ANNUAL SINCE INCEPTION	13.44%	11.87%

Fund Expenses
GROSS EXPENSE RATIO	0.85%
NET EXPENSE RATIO	0.80%

This chart assumes an initial gross investment of $1,000,000 made on 12/28/11 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-888-825-2100.

The MSCI World Index (Net) represents large and mid cap equities across 23 Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

Frontegra Asset Management, Inc. has contractually agreed through October 31, 2022, to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets. The expense ratios presented are based on the annualized expense ratios as reported in the Fund's current prospectus, which may differ from the expense ratios presented in the Fund's financial highlights.

**  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

INVESTMENT HIGHLIGHTS

Growth of a $1,000,000 Investment (Unaudited)

*  3/23/15 commencement of operations.

Portfolio Total Return**
FOR PERIODS ENDED 12/31/20	FUND	INDEX
SIX MONTHS	11.33%	23.00%
ONE YEAR	10.28%	15.90%
FIVE YEAR AVERAGE ANNUAL	12.80%	12.19%
AVERAGE ANNUAL SINCE INCEPTION	10.79%	9.49%

Institutional Class Expenses
GROSS EXPENSE RATIO	0.89%
NET EXPENSE RATIO	0.80%

This chart assumes an initial gross investment of $1,000,000 made on 3/23/15 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-888-825-2100.

The MSCI World Index (Net) represents large and mid cap equities across 23 Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

Frontegra Asset Management, Inc. has contractually agreed through October 31, 2022, to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets for the Institutional Class. The expense ratios presented are based on the annualized expense ratios as reported in the Fund's current prospectus, which may differ from the expense ratios presented in the Fund's financial highlights.

**  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The above graph relates to Institutional Class shares of the Fund. Performance for Service Class shares will vary from the performance of the Institutional Class shares shown above due to differences in expenses.

REPORT FROM MFG ASSET MANAGEMENT

Dear Fellow Shareholders:

The investment objective of the Frontier MFG Global Sustainable Fund is to seek attractive risk-adjusted returns over the medium to long-term while reducing the risk of permanent capital loss. The objective is measured against the MSCI World Index (Net).

Performance Review

The Frontier MFG Global Sustainable Fund (Institutional Class) returned 11.67%, net of fees, for the six-month period ending December 31, 2020, compared to the 23.00% return of the Fund's benchmark, the MSCI World Index (Net). For the year, the Fund returned 7.74%, net of fees, compared to the benchmark's return of 15.90%.

Global stocks soared to record highs in the six months to December after pharmaceutical companies developed a vaccine against the virus that causes the illness known as COVID-19, the Democratic party's subdued performance in U.S. Senate elections appeared to rule out radical anti-business measures during the administration of Joe Biden, the U.S. Congress agreed to more fiscal stimulus, the Federal Reserve indicated it would keep rates low for a while yet, and tech stocks reported earnings that showed how much they have benefited from the shift to online.

The Fund recorded a positive return for the period in U.S. dollars. The biggest contributors were the investments in Alphabet, Starbucks and Facebook. Alphabet rose after its Google subsidiary's advertising revenue showed a better-than-expected rebound from the coronavirus-triggered slump and the U.S. election outcome reduced the risk of a crackdown on Big Tech that would ensnare Google, which is already under anti-trust scrutiny by the U.S. Department of Justice. Starbucks gained after the coffee chain, when announcing a smaller-than-expected drop in same-store sales of 9% for the fourth quarter, signalled that the worst is past. Facebook climbed after earnings beat expectations and the social-media company said its main site has record monthly users.

The biggest detractors were the investments in SAP, Reckitt Benckiser Group and Danone. SAP dropped after Europe's largest software company lowered medium-term revenue and profit forecasts and its third-quarter result fell short of expectations as cloud revenue growth slowed. Reckitt Benckiser fell on expectations sales for its sanitary products would drop once the pandemic is brought under control. Danone declined after management lowered guidance because of higher costs during the pandemic, a slower-than-expected recovery in the Waters division, and a 100-million-pound planned investment in marketing and digital capabilities.

Fund Outlook and Strategy

Two developments in the December quarter improved the outlook for the economy and equity markets.

The first was the encouraging results from the COVID-19 vaccine trials. These vaccines should provide a means to reopen economies around the world, especially as more than one drug displayed high levels of effectiveness. The likelihood of a relatively protracted economic recovery has accordingly fallen.

The second encouraging development was the result of the U.S. general election. The lack of an overwhelming Democratic sweep of both Congress and the White House reduced the risk of new laws that will hurt corporate profitability.

COVID-19 and political risks have only been reduced, however, rather than eliminated. Risks stemming from the pandemic include mutations of the virus, disruptions to supply networks, and inadequate vaccination rates. With U.S. politics, existing laws can still be used to restrict corporate profitability. Other concerns include global political frictions such as those displayed in the U.S.-China relationship, and that rising government debt and increases in the money supply raise financial and inflationary risks.

The Fund

The Fund invests, under normal market conditions, at least 80% of its net assets in shares of common stock of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance ("ESG") and low carbon investments. In selecting ESG investments, we review a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. We consider amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, we incorporate a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high-quality companies, which are companies that we believe are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund will normally hold a limited number (generally 20 to 50) of companies in its portfolio that meet these criteria. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion.

Yours sincerely,

Domenico Giuliano

Portfolio Manager

MFG Asset Management

INVESTMENT HIGHLIGHTS

Growth of a $1,000,000 Investment (Unaudited)

*  10/9/19 commencement of operations.

Portfolio Total Return**
FOR PERIODS ENDED 12/31/20	FUND	INDEX
SIX MONTHS	11.67%	23.00%
ONE YEAR	7.74%	15.90%
AVERAGE ANNUAL SINCE INCEPTION	13.28%	22.49%

Fund Expenses
GROSS EXPENSE RATIO	2.26%
NET EXPENSE RATIO	0.80%

This chart assumes an initial gross investment of $1,000,000 made on 10/9/19 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-888-825-2100.

The MSCI World Index (Net) represents large and mid cap equities across 23 Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

Frontegra Asset Management, Inc. has contractually agreed through October 31, 2022, to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets for the Institutional Class. The expense ratios presented are based on the annualized expense ratios as reported in the Fund's current prospectus, which may differ from the expense ratios presented in the Fund's financial highlights.

**  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The above graph relates to Institutional Class shares of the Fund. Performance for Service Class shares will vary from the performance of the Institutional Class shares shown above due to differences in expenses.

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REPORT FROM MFG ASSET MANAGEMENT

Dear Fellow Shareholders:

The investment objective of the Frontier MFG Core Infrastructure Fund is long-term capital appreciation. The investment objective of the Frontier MFG Select Infrastructure Fund is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The objectives for both Funds are measured against the S&P Global Infrastructure Index.

Infrastructure assets offer investors protection from the impacts of inflation because their earnings generally have some direct linkage to inflation. Over time, the stable, reliable earnings of infrastructure assets are expected to lead to a combination of income and capital growth for investors.

The types of companies purchased in the Funds are generally natural monopolies that provide essential services to the community. The universe of infrastructure assets held in both Funds is made up of two main sectors:

•  Utilities: Utilities includes both regulated energy utilities and regulated water utilities. Utilities are typically subject to economic regulation. The terms of regulation typically require a utility to efficiently provide an essential service to the community and, in return, permit the utility to earn a fair rate of return on the capital it has invested in its operations. As a utility provides a basic necessity, such as energy or water, there is minimal fluctuation in demanded volumes in response to the economic cycle, while the price charged for the utility service can be adjusted with limited impact upon demanded volumes. As a result, the earnings of regulated utilities have been, and are expected to continue to be, stable irrespective of economic conditions.

•  Infrastructure: This includes airports, ports, toll roads and broadcast communications infrastructure. Regulation of infrastructure companies is generally less intensive than regulation of utilities and this allows companies to accrue the benefits of volume growth (i.e. the returns of infrastructure companies are linked to growth in passengers, vehicles or containers). As economies develop, grow and become more inter-dependent, we expect the underlying level of aviation, shipping and vehicle traffic to increase. As a result, the revenues and earnings derived by infrastructure assets are expected to grow.

If a company isn't either a regulated utility or an infrastructure asset per se, we require at least 75% of its earnings to be consistently derived from either regulated assets or infrastructure assets before it can be included in the Funds.

Performance Review

The Frontier MFG Core Infrastructure Fund, Institutional Class, returned 9.28%, net of fees, for the six-month period ending December 31, 2020. The Fund's return underperformed the 16.85% return of its benchmark, the S&P Global Infrastructure Index. For the year, the Fund returned -1.39%, net of fees, compared to the benchmark's return of -5.76%.

The Frontier MFG Select Infrastructure Fund, Institutional Class, returned 7.34%, net of fees, for the six-month period ending December 31, 2020. The Fund's return underperformed the 16.85% return of its benchmark, the S&P Global Infrastructure Index for the same time period. For the year, the Fund returned -6.19%, net of fees, compared to the benchmark's return of -5.76%.

Both Funds recorded a positive return for the six-month period. One of the largest contributors in both Funds over the six months ending December 31, 2020, was Aena of Spain. Aena, the world's largest airline operator, rose on hopes that a vaccine for the virus that causes the illness known as COVID-19 would return life — and passenger traffic — to normal more quickly.

Other contributors to the Core Infrastructure Fund included The Southern Co. and Duke Energy of the U.S. The Southern Co., a gas and electricity utility, performed strongly as the market gained increasing confidence on the completion of its major nuclear development project. Duke Energy rose after a takeover approach from power producer NextEra Energy of the U.S.

Other contributors to the Select Infrastructure Fund included investments in CSX and American Water Works. CSX, a North American railroad company, gained after cargo levels held up better than expected amid pandemic-related restrictions and the benefits of increased efficiency measures that have persisted even as volume has recovered. American Water Works, the largest listed water utility in the U.S., rose as investors appeared to continue to favour its low-risk business model.

Two of the largest detractors in both Funds over the six months ending December 31, 2020, included U.S. companies FirstEnergy and American Tower. FirstEnergy plunged after the U.S. Attorney's Office of Ohio charged House Speaker Larry Householder and others with bribery and money laundering tied to a bill that effectively was a US$1.5 billion bailout of a former subsidiary of FirstEnergy's nuclear plants in the U.S. state. American Tower, which owns communication towers, fell as investors turned to riskier sectors.

TC Energy of Canada detracted from the Core Infrastructure Fund. The investment fell as the move towards a Biden administration was viewed to hinder its oil pipeline developments. Koninklijke Vopak of the Netherlands detracted from the Select Infrastructure Fund. The company which stores oil, gas and chemicals, fell as the oil market slipped into backwardation, reducing the demand for short-term storage.

Fund Outlook and Strategy

Notwithstanding our expectations for greater volatility in the short to medium term driven by the COVID-19 crisis, we are confident that the underlying businesses that we have included in our defined universe and in our investment strategy will prove resilient over the longer term. We regard the businesses that we invest in to be of high quality and, while short-term movements in share prices reflect issues of the day, we expect that share prices over the longer term will reflect the underlying cash flows leading to investment returns consistent with our expectations.

The strategy seeks to provide investors with attractive risk-adjusted returns from infrastructure securities. It does this by investing in a portfolio of listed infrastructure companies that meet our strict definition of infrastructure at discounts to their assessed intrinsic value. We believe that infrastructure assets, with requisite earnings reliability and a linkage of earnings to inflation, offer attractive, long-term investment propositions. Furthermore, given the resilient nature of earnings and the structural linkage of those earnings to inflation, investment returns generated by infrastructure stocks are different from standard asset classes and offer investors diversification when included in an investment portfolio. In the current uncertain economic and investment climate, the reliable financial performance of infrastructure investments makes them attractive and an investment in listed infrastructure can be expected to reward patient investors with a long-term time frame.

Sincerely,

Gerald Stack

Portfolio Manager

MFG Asset Management

INVESTMENT HIGHLIGHTS

Growth of a $100,000 Investment (Unaudited)

*  1/18/12 commencement of operations.

Portfolio Total Return**
FOR PERIODS ENDED 12/31/20	FUND	MSCI INDEX	S&P GLOBAL INDEX
SIX MONTHS	9.28%	23.00%	16.85%
ONE YEAR	(1.39)%	15.90%	(5.76)%
FIVE YEAR AVERAGE	8.52%	12.19%	7.90%
AVERAGE ANNUAL SINCE INCEPTION	9.52%	11.38%	7.23%

Institutional Class Expenses
GROSS EXPENSE RATIO	0.59%
NET EXPENSE RATIO	0.51%

This chart assumes an initial gross investment of $100,000 made on 1/18/12 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-888-825-2100.

The MSCI World Index (Net) represents large and mid cap equities across 23 Developed Markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The S&P Global Infrastructure Index is a global developed markets infrastructure and utilities benchmark. Neither index reflects investment management fees, brokerage commissions or other expenses associated with investing in equity securities. A direct investment in an index is not possible.

Frontegra Asset Management, Inc. has contractually agreed through October 31, 2022, to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.50% of the Fund's average daily net assets for the Institutional Class. The expense ratios presented are based on the annualized expense ratios as reported in the Fund's current prospectus, which may differ from the expense ratios presented in the Fund's financial highlights.

** The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The above graph relates to Institutional Class shares of the Fund. Performance for Service Class shares will vary from the performance of the Institutional Class shares shown above due to differences in expenses.

INVESTMENT HIGHLIGHTS

Growth of a $1,000,000 Investment (Unaudited)

*  7/2/18 commencement of operations.

Portfolio Total Return**
FOR PERIODS ENDED 12/31/20	FUND	MSCI INDEX	S&P GLOBAL INDEX
SIX MONTHS	7.34%	23.00%	16.85%
ONE YEAR	(6.19)%	15.90%	(5.76)%
AVERAGE ANNUAL SINCE INCEPTION	4.70%	12.75%	4.69%

Institutional Class Expenses
GROSS EXPENSE RATIO	1.08%
NET EXPENSE RATIO	0.80%

This chart assumes an initial gross investment of $1,000,000 made on 7/2/18 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-888-825-2100.

The MSCI World Index (Net) represents large and mid cap equities across 23 Developed Markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The S&P Global Infrastructure Index is a global developed markets infrastructure and utilities benchmark. Neither index reflects investment management fees, brokerage commissions or other expenses associated with investing in equity securities. A direct investment in an index is not possible.

Frontegra Asset Management, Inc. has contractually agreed through October 31, 2022, to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets for the Institutional Class. The expense ratios presented are based on the annualized expense ratios as reported in the Fund's current prospectus, which may differ from the expense ratios presented in the Fund's financial highlights.

** The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The above graph relates to Institutional Class shares of the Fund. Performance for Service Class shares will vary from the performance of the Institutional Class shares shown above due to differences in expenses.

Frontier Funds

EXPENSE EXAMPLE

December 31, 2020 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee. A redemption fee of 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase for the Funds.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/20 – 12/31/20).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Frontier Funds

EXPENSE EXAMPLE (continued)

December 31, 2020 (Unaudited)

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Annualized Expense Ratio*	Expenses Paid During the Period*
MFG Global Equity Fund
Actual Fund Return	$1,000.00	$1,114.20	0.80%	$4.26
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
MFG Global Plus Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,113.30	0.80%	$4.26
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
MFG Global Plus Fund – Service Class
Actual Fund Return	$1,000.00	$1,113.70	0.90%	$4.79
Hypothetical 5% Return	$1,000.00	$1,020.67	0.90%	$4.58
MFG Global Sustainable Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,116.70	0.80%	$4.27
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
MFG Core Infrastructure Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,092.80	0.50%	$2.64
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55
MFG Core Infrastructure Fund – Service Class
Actual Fund Return	$1,000.00	$1,092.10	0.60%	$3.16
Hypothetical 5% Return	$1,000.00	$1022.18	0.60%	$3.06
MFG Select Infrastructure Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,073.40	0.80%	$4.18
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
MFG Select Infrastructure Fund – Service Class
Actual Fund Return	$1,000.00	$1,072.90	0.90%	$4.70
Hypothetical 5% Return	$1,000.00	$1,020.67	0.90%	$4.58

*  Expenses are equal to each Fund's annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Frontier Funds

EXPENSE EXAMPLE (continued)

December 31, 2020 (Unaudited)

	Beginning Account Value	Ending Account Value 12/31/2020	Annualized Expense Ratio	Expenses Paid During the Period
MFG Global Sustainable Fund – Service Class
Actual Fund Return**	$1,000.00	$1,017.10	0.90%	$1.82
Hypothetical 5% Return***	$1,000.00	$1,020.67	0.90%	$4.58

**  Actual expenses are equal to the Fund's annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 73/365 to reflect the most recent fiscal period end since the MFG Global Sustainable Fund — Service Class commenced operations on October 20, 2020.

***  Hypothetical expenses are equal to the Funds' annualized expense ratio of 0.90% multiplied by the average account value over the period commencing July 1, 2020, multiplied by 184/365 to reflect information had the MFG Global Sustainable Fund — Service Class been in operation for the entire fiscal half year.

Frontier MFG Global Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 92.0%
	China 11.0%
291,907	Alibaba Group Holding Ltd. - ADR (a)	$67,935,516
975,150	Tencent Holdings Ltd.	70,165,746
		138,101,262
	France 1.4%
28,482	LVMH Moet Hennessy Louis Vuitton SE	17,829,665
	Germany 3.9%
373,378	SAP SE	48,359,174
	Switzerland 7.8%
371,303	Nestle SA	43,892,216
565,055	Novartis AG	53,204,422
		97,096,638
	United Kingdom 4.1%
582,084	Reckitt Benckiser Group PLC	51,953,548
	United States 63.8%
5,687	Alphabet, Inc. - Class A (a)	9,967,264
41,862	Alphabet, Inc. - Class C (a)	73,337,201
280,089	Crown Castle International Corp.	44,587,368
481,852	Eversource Energy	41,685,016
250,453	Facebook, Inc. - Class A (a)	68,413,741
392,019	Intercontinental Exchange, Inc.	45,195,870
89,905	Mastercard, Inc. - Class A	32,090,691
134,428	McDonald's Corp.	28,845,560
393,315	Microsoft Corp.	87,481,122
103,709	Netflix, Inc. (a)	56,078,568
322,733	PepsiCo, Inc.	47,861,304
647,427	Starbucks Corp.	69,261,740
79,345	The Estee Lauder Companies, Inc. - Class A	21,120,845
Number of Shares		Value
	United States 63.8% (continued)
204,819	Visa, Inc. - Class A	$44,800,060
448,885	WEC Energy Group, Inc.	41,310,887
663,534	Xcel Energy, Inc.	44,237,812
377,853	Yum! Brands, Inc.	41,019,722
		797,294,771
	Total Common Stocks
	(Cost $712,446,892)	1,150,635,058
SHORT-TERM INVESTMENTS 7.2%
	Money Market Deposit Account 7.2%
89,761,331	U.S. Bank N.A., 0.015% (b)	89,761,331
	Total Short-Term Investments
	(Cost $89,761,331)	89,761,331
	Total Investments 99.2%
	(Cost $802,208,223)	1,240,396,389
	Other Assets in Excess of Liabilities 0.8%	9,919,748
	TOTAL NET ASSETS 100.0%	$1,250,316,137

(a)  Non-Income Producing.

(b)  The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of December 31, 2020.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Equity Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Communication Services	22.2%
Consumer Discretionary	18.0
Information Technology	17.0
Consumer Staples	13.2
Utilities	10.2
Health Care	4.2
Financials	3.6
Real Estate	3.6
Total Common Stocks	92.0
Total Short-Term Investments	7.2
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Plus Fund

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 90.7%
	China 10.9%
148,210	Alibaba Group Holding Ltd. - ADR (a)	$34,492,914
493,587	Tencent Holdings Ltd.	35,515,459
		70,008,373
	France 1.4%
14,282	LVMH Moet Hennessy Louis Vuitton SE	8,940,498
	Germany 3.8%
189,456	SAP SE	24,537,963
	Switzerland 7.6%
188,164	Nestle SA	22,243,114
286,475	Novartis AG	26,973,900
		49,217,014
	United Kingdom 4.1%
296,106	Reckitt Benckiser Group PLC	26,428,758
	United States 62.9%
2,869	Alphabet, Inc. - Class A (a)	5,028,324
21,319	Alphabet, Inc. - Class C (a)	37,348,330
142,188	Crown Castle International Corp.	22,634,908
244,332	Eversource Energy	21,137,161
127,506	Facebook, Inc. - Class A (a)	34,829,539
196,262	Intercontinental Exchange, Inc.	22,627,046
45,135	Mastercard, Inc. - Class A	16,110,487
68,279	McDonald's Corp.	14,651,308
200,069	Microsoft Corp.	44,499,347
52,850	Netflix, Inc. (a)	28,577,581
169,814	PepsiCo, Inc.	25,183,416
328,332	Starbucks Corp.	35,124,957
40,127	The Estee Lauder Companies, Inc. - Class A	10,681,406
103,384	Visa, Inc. - Class A	22,613,182
Number of Shares		Value
	United States 62.9% (continued)
227,232	WEC Energy Group, Inc.	$20,912,161
336,159	Xcel Energy, Inc.	22,411,721
191,572	Yum! Brands, Inc.	20,797,056
		405,167,930
	Total Common Stocks
	(Cost $418,262,474)	584,300,536
SHORT-TERM INVESTMENTS 7.1%
	Money Market Deposit Account 7.1%
45,549,914	U.S. Bank N.A., 0.015% (b)	45,549,914
	Total Short-Term Investments
	(Cost $45,549,914)	45,549,914
	Total Investments 97.8%
	(Cost $463,812,388)	629,850,450
	Other Assets in Excess of Liabilities 2.2%	14,253,016
	TOTAL NET ASSETS 100.0%	$644,103,466

(a)  Non-Income Producing.

(b)  The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of December 31, 2020.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Plus Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Communication Services	22.0%
Consumer Discretionary	17.7
Information Technology	16.7
Consumer Staples	13.1
Utilities	10.0
Health Care	4.2
Real Estate	3.5
Financials	3.5
Total Common Stocks	90.7
Total Short-Term Investments	7.1
Total Investments	97.8
Other Assets in Excess of Liabilities	2.2
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Sustainable Fund

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 88.6%
	China 10.1%
4,693	Alibaba Group Holding Ltd. - ADR (a)	$1,092,201
15,700	Tencent Holdings Ltd.	1,129,675
		2,221,876
	France 2.0%
6,582	Danone SA	433,133
	Germany 3.2%
5,538	SAP SE	717,271
	Italy 2.2%
63,741	Terna Rete Elettrica Nazionale SpA	489,794
	Netherlands 3.9%
14,075	Unilever PLC	852,251
	Spain 3.2%
33,969	Red Electrica Corp SA	697,416
	Switzerland 7.5%
6,363	Nestle SA	752,178
9,539	Novartis AG	898,173
		1,650,351
	United Kingdom 4.1%
10,047	Reckitt Benckiser Group PLC	896,739
	United States 52.4%
947	Alphabet, Inc. - Class C (a)	1,659,030
1,491	American Water Works Co., Inc.	228,824
542	Chipotle Mexican Grill, Inc. (a)	751,597
1,495	CME Group, Inc.	272,165
6,304	Eversource Energy	545,359
4,677	Facebook, Inc. - Class A (a)	1,277,569
5,125	Intercontinental Exchange, Inc.	590,861
1,637	Mastercard, Inc. - Class A	584,311
6,850	Microsoft Corp.	1,523,577
Number of Shares		Value
	United States 52.4% (continued)
840	Netflix, Inc. (a)	$454,213
4,574	PepsiCo, Inc.	678,324
7,419	Starbucks Corp.	793,685
3,075	Visa, Inc. - Class A	672,595
3,030	Walmart, Inc.	436,775
17,811	Wells Fargo & Co.	537,536
4,948	Yum! Brands, Inc.	537,155
		11,543,576
	Total Common Stocks
	(Cost $17,189,001)	19,502,407
SHORT-TERM INVESTMENTS 10.8%
	Money Market Deposit Account 10.8%
2,376,908	U.S. Bank N.A., 0.015% (b)	2,376,908
	Total Short-Term Investments
	(Cost $2,376,908)	2,376,908
	Total Investments 99.4%
	(Cost $19,565,909)	21,879,315
	Other Assets in Excess of Liabilities 0.6%	122,342
	TOTAL NET ASSETS 100.0%	$22,001,657

(a)  Non-Income Producing.

(b)  The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of December 31, 2020.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Sustainable Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Communication Services	20.5%
Consumer Staples	18.4
Information Technology	15.9
Consumer Discretionary	14.4
Utilities	8.9
Financials	6.4
Health Care	4.1
Total Common Stocks	88.6
Total Short-Term Investments	10.8
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Frontier MFG Core Infrastructure Fund

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.0%
	Australia 7.8%
1,202,615	APA Group	$8,948,030
1,018,712	Atlas Arteria Ltd.	5,122,525
3,719,890	AusNet Services	5,041,511
1,830,305	Spark Infrastructure Group	2,975,799
2,698,370	Sydney Airport	13,356,461
2,086,680	Transurban Group	21,989,055
		57,433,381
	Canada 13.2%
590,593	Algonquin Power & Utilities Corp.	9,720,263
195,998	Canadian Utilities Ltd. - Class A	4,787,162
245,477	Emera, Inc.	10,433,110
658,811	Enbridge, Inc.	21,070,152
463,987	Fortis, Inc.	18,954,611
596,786	Hydro One Ltd.	13,432,256
475,421	TC Energy Corp.	19,328,334
		97,725,888
	Chile 0.3%
6,320,474	Aguas Andinas SA - Class A	2,035,350
	France 5.8%
98,094	Aeroports de Paris	12,690,997
545,166	Getlink SE (a)	9,431,973
207,699	Vinci SA	20,688,649
		42,811,619
	Germany 0.8%
99,451	Fraport AG Frankfurt Airport Services Worldwide (a)	6,000,149
	Hong Kong 1.6%
2,131,573	Power Assets Holdings Ltd.	11,543,821
	Italy 6.8%
223,903	ACEA SpA	4,704,395
152,518	ASTM SpA (a)	3,845,562
Number of Shares		Value
	Italy 6.8% (continued)
593,801	Enav SpA	$2,612,222
802,014	Italgas SpA	5,108,809
3,356,455	Snam SpA	18,955,784
2,007,339	Terna Rete Elettrica Nazionale SpA	15,424,663
		50,651,435
	Mexico 1.8%
328,192	Grupo Aeroportuario del Centro Norte SAB de CV (a)	2,117,139
511,342	Grupo Aeroportuario del Pacifico SAB de CV - Class B	5,704,562
258,556	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	4,284,991
322,178	Infraestructura Energetica Nova SAB de CV	1,263,649
		13,370,341
	Netherlands 0.9%
126,710	Koninklijke Vopak NV	6,647,070
	New Zealand 1.5%
1,459,588	Auckland International Airport Ltd.	7,981,948
1,046,972	Vector Ltd.	3,205,576
		11,187,524
	Portugal 0.2%
623,151	REN - Redes Energeticas Nacionais SGPS SA	1,795,449
	Spain 8.1%
129,229	Aena SME SA (a)	22,466,234
346,646	Cellnex Telecom SA	20,816,994
259,682	Enagas SA	5,712,900
540,933	Red Electrica Corp SA	11,105,868
		60,101,996
	Switzerland 0.8%
32,627	Flughafen Zuerich AG (a)	5,756,756

The accompanying notes are an integral part of these financial statements.

Frontier MFG Core Infrastructure Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.0% (continued)
	United Kingdom 5.8%
1,854,410	National Grid PLC	$21,914,399
418,216	Pennon Group PLC	5,412,966
236,762	Severn Trent PLC	7,391,258
675,996	United Utilities Group PLC	8,268,104
		42,986,727
	United States 38.6%
17,333	ALLETE, Inc.	1,073,606
109,603	Alliant Energy Corp.	5,647,843
106,567	Ameren Corp.	8,318,620
184,066	American Electric Power Co., Inc.	15,327,176
12,310	American States Water Co.	978,768
69,422	American Tower Corp.	15,582,462
78,357	American Water Works Co., Inc.	12,025,449
49,620	Atmos Energy Corp.	4,735,237
132,599	Avangrid, Inc.	6,026,625
24,153	Avista Corp.	969,501
26,882	Black Hills Corp.	1,651,899
15,472	California Water Service Group	835,952
125,238	CMS Energy Corp.	7,640,770
146,578	Consolidated Edison, Inc.	10,593,192
96,220	Crown Castle International Corp.	15,317,262
205,587	Dominion Energy Corp.	15,460,142
82,930	DTE Energy Co.	10,068,531
168,936	Duke Energy Corp.	15,467,780
86,288	Entergy Corp.	8,614,994
106,793	Essential Utilities, Inc.	5,050,241
98,865	Evergy, Inc.	5,487,996
148,450	Eversource Energy	12,842,409
232,466	FirstEnergy Corp.	7,115,784
20,846	IDACORP, Inc.	2,001,841
10,756	MGE Energy, Inc.	753,243
157,805	NiSource, Inc.	3,620,047
Number of Shares		Value
	United States 38.6% (continued)
8,491	Northwest Natural Holding Company	$390,501
15,312	NorthWestern Corp.	892,843
23,234	ONE Gas, Inc.	1,783,674
49,141	Pinnacle West Capital Corp.	3,928,823
34,126	PNM Resources, Inc.	1,656,135
29,462	Portland General Electric Co.	1,260,090
329,377	PPL Corp.	9,288,431
47,607	SBA Communications Corp.	13,431,363
119,767	Sempra Energy	15,259,513
8,232	SJW Group	570,972
28,661	South Jersey Industries, Inc.	617,645
16,083	Spire, Inc.	1,029,955
244,186	The Southern Co.	15,000,346
136,862	WEC Energy Group, Inc.	12,595,410
226,782	Xcel Energy, Inc.	15,119,556
		286,032,627
	Total Common Stocks
	(Cost $582,248,401)	696,080,133
CLOSED-END FUNDS 1.1%
	United Kingdom 1.1%
2,019,139	HICL Infrastructure PLC (a)	4,802,114
1,493,694	International Public Partnerships Ltd. (a)	3,476,557
		8,278,671
	Total Closed-End Funds
	(Cost $7,214,413)	8,278,671

The accompanying notes are an integral part of these financial statements.

Frontier MFG Core Infrastructure Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Number of Shares		Value
SHORT-TERM INVESTMENTS 3.3%
	Money Market Deposit Account 3.3%
24,068,078	U.S. Bank N.A., 0.015% (b)	$24,068,078
	Total Short-Term Investments
	(Cost $24,068,078)	24,068,078
	Total Investments 98.4%
	(Cost $613,530,892)	728,426,882
	Other Assets in Excess of Liabilities 1.6%	11,749,221
	TOTAL NET ASSETS 100.0%	$740,176,103

(a)  Non-Income Producing.

(b)  The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of December 31, 2020.

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Integrated Power	29.1%
Transmission & Distribution	17.5
Airports	11.2
Communications	8.8
Toll Roads	8.2
Energy Infrastructure	7.7
Water Utilities	5.8
Gas Utilities	5.7
Total Common Stocks	94.0
Social	1.1
Total Closed-End Funds	1.1
Total Short-Term Investments	3.3
Total Investments	98.4
Other Assets in Excess of Liabilities	1.6
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Frontier MFG Select Infrastructure Fund

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 91.3%
	Australia 15.8%
218,538	APA Group	$1,626,027
768,472	Atlas Arteria Ltd.	3,864,210
487,213	AusNet Services	660,312
1,614,093	Spark Infrastructure Group	2,624,271
329,907	Sydney Airport	1,632,982
604,673	Transurban Group	6,371,934
		16,779,736
	Canada 4.3%
144,249	Enbridge, Inc.	4,613,384
	France 4.6%
6,536	Aeroports de Paris	845,601
40,460	Vinci SA	4,030,172
		4,875,773
	Italy 6.4%
83,326	ASTM SpA (a)	2,100,967
466,464	Snam SpA	2,634,384
265,490	Terna Rete Elettrica Nazionale SpA	2,040,061
		6,775,412
	Netherlands 3.7%
76,256	Koninklijke Vopak NV	4,000,308
	New Zealand 1.6%
310,885	Auckland International Airport Ltd.	1,700,115
	Spain 9.1%
25,310	Aena SME SA (a)	4,400,100
258,973	Red Electrica Corp SA	5,316,961
		9,717,061
	United Kingdom 5.1%
201,884	National Grid PLC	2,385,754
251,568	United Utilities Group PLC	3,076,927
		5,462,681
Number of Shares		Value
	United States 40.7%
30,525	Alliant Energy Corp.	$1,572,953
13,751	American Tower Corp.	3,086,549
26,443	American Water Works Co., Inc.	4,058,207
55,759	Atmos Energy Corp.	5,321,082
24,698	Crown Castle International Corp.	3,931,675
23,708	CSX Corp.	2,151,501
64,729	Evergy, Inc.	3,593,107
53,661	Eversource Energy	4,642,213
9,009	Norfolk Southern Corp.	2,140,628
36,874	Sempra Energy	4,698,116
7,514	Union Pacific Corp.	1,564,565
29,751	WEC Energy Group, Inc.	2,737,985
56,883	Xcel Energy, Inc.	3,792,390
		43,290,971
	Total Common Stocks
	(Cost $87,167,206)	97,215,441
SHORT-TERM INVESTMENTS 7.6%
	Money Market Deposit Account 7.6%
8,041,638	U.S. Bank N.A., 0.015% (b)	8,041,638
	Total Short-Term Investments
	(Cost $8,041,638)	8,041,638
	Total Investments 98.9%
	(Cost $95,208,844)	105,257,079
	Other Assets in Excess of Liabilities 1.1%	1,121,155
	TOTAL NET ASSETS 100.0%	$106,378,234

(a)  Non-Income Producing.

(b)  The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Select Infrastructure Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Transmission & Distribution	16.6%
Integrated Power	15.4
Toll Roads	15.4
Energy Infrastructure	9.6
Airports	8.0
Gas Utilities	7.5
Water Utilities	6.7
Communications	6.6
Rail	5.5
Total Common Stocks	91.3
Total Short-Term Investments	7.6
Total Investments	98.9
Other Assets in Excess of Liabilities	1.1
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020 (Unaudited)

	MFG Global Equity Fund	MFG Global Plus Fund	MFG Global Sustainable Fund
ASSETS:
Investments at cost	$802,208,223	$463,812,388	$19,565,909
Foreign currency at cost	$129,734	$—	$62,789
Investments at value	$1,240,396,389	$629,850,450	$21,879,315
Foreign currency at value	129,375	—	63,361
Receivable for investments sold	12,693,034	6,167,587	—
Receivable for Fund shares sold	45,082	10,069,619	24,000
Dividends and interest receivable	773,139	303,780	9,561
Receivable from Adviser	—	—	21,542
Dividend tax reclaims receivable	1,983,754	769,688	5,998
Prepaid expenses and other assets	26,922	33,625	28,552
Total assets	1,256,047,695	647,194,749	22,032,329
LIABILITIES:
Payable for investments purchased	4,863,652	2,637,140	7,876
Payable for Fund shares redeemed	—	1,510	—
Payable to Directors	1,644	1,644	1,643
Payable to Adviser	777,282	370,717	—
Accrued shareholder servicing fees	—	22,768	758
Accrued expenses	88,980	57,504	20,395
Total liabilities	5,731,558	3,091,283	30,672
Net Assets	$1,250,316,137	$644,103,466	$22,001,657
NET ASSETS CONSIST OF:
Paid in capital	$804,512,458	$477,563,375	$20,208,937
Total distributable earnings	445,803,679	166,540,091	1,792,720
Net Assets	$1,250,316,137	$644,103,466	$22,001,657
CAPITAL STOCK, $0.01 PAR VALUE		Institutional Class	Institutional Class
Net Assets	$1,250,316,137	$369,009,361	$11,757,239
Authorized	100,000,000	100,000,000	50,000,000
Issued and Outstanding	60,371,881	24,415,420	1,011,659
Net Asset Value, Redemption Price and Offering Price Per Share	$20.71	$15.11	$11.62
CAPITAL STOCK, $0.01 PAR VALUE		Service Class	Service Class
Net Assets		$275,094,105	$10,244,418
Authorized		50,000,000	50,000,000
Issued and Outstanding		18,222,540	881,090
Net Asset Value, Redemption Price and Offering Price Per Share		$15.10	$11.63

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF ASSETS AND LIABILITIES (continued)

December 31, 2020 (Unaudited)

	MFG Core Infrastructure Fund	MFG Select Infrastructure Fund
ASSETS:
Investments at cost	$613,530,892	$95,208,844
Foreign currency at cost	$1,024,183	$232,868
Investments at value	$728,426,882	$105,257,079
Foreign currency at value	1,040,948	235,536
Receivable for Fund shares sold	8,936,612	1,641,040
Dividends and interest receivable	1,928,170	299,082
Dividend tax reclaims receivable	325,141	69,438
Prepaid expenses and other assets	32,364	19,117
Total assets	740,690,117	107,521,292
LIABILITIES:
Payable for investments purchased	—	1,075,761
Payable for Fund shares redeemed	173,175	5,000
Payable to Directors	1,644	1,644
Payable to Adviser	240,321	28,854
Accrued shareholder servicing fees	30,503	2,168
Accrued expenses	68,371	29,631
Total liabilities	514,014	1,143,058
Net Assets	$740,176,103	$106,378,234
NET ASSETS CONSIST OF:
Paid in capital	$642,436,124	$101,476,049
Total distributable earnings	97,739,979	4,902,185
Net Assets	$740,176,103	$106,378,234
CAPITAL STOCK, $0.01 PAR VALUE	Institutional Class	Institutional Class
Net Assets	$517,134,408	$85,454,993
Authorized	50,000,000	50,000,000
Issued and Outstanding	29,325,981	8,048,575
Net Asset Value, Redemption Price and Offering Price Per Share	$17.63	$10.62
CAPITAL STOCK, $0.01 PAR VALUE	Service Class	Service Class
Net Assets	$223,041,695	$20,923,241
Authorized	50,000,000	50,000,000
Issued and Outstanding	12,619,305	1,968,482
Net Asset Value, Redemption Price and Offering Price Per Share	$17.67	$10.63

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2020 (Unaudited)

	MFG Global Equity Fund	MFG Global Plus Fund	MFG Global Sustainable Fund
INVESTMENT INCOME:
Dividend income	$5,710,648 (1)	$2,934,807 (2)	$59,252	(3)
Interest income	22,799	11,815	284
Total investment income	5,733,447	2,946,622	59,536
EXPENSES:
Investment advisory fees	4,959,826	2,526,589	54,709
Fund administration and accounting fees	147,935	84,553	15,355
Custody fees	57,673	32,216	6,230
Legal fees	23,368	23,552	21,593
Directors' fees and related expenses	16,643	16,643	16,642
Federal and state registration fees	14,825	36,101	23,916
Reports to shareholders	14,794	12,978	10,260
Transfer agent fees	13,135	12,261	5,091
Audit and tax fees	9,864	10,364	8,863
Shareholder servicing fees	—	130,524	1,100
Other	14,884	10,490	4,892
Total expenses before waiver	5,272,947	2,896,271	168,651
Waiver and reimbursement of expenses by Adviser	(313,121)	(239,157)	(112,842)
Net expenses	4,959,826	2,657,114	55,809
Net Investment Income	773,621	289,508	3,727
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	35,006,846	3,278,667	48,860
Foreign currency transactions	(4,311)	(23,153)	5,301
Change in net unrealized appreciation/depreciation on:
Investments	94,788,843	60,032,059	1,351,949
Foreign currency transactions	118,581	58,949	946
Net Realized and Unrealized Gain on Investments	129,909,959	63,346,522	1,407,056
Net Increase in Net Assets Resulting from Operations	$130,683,580	$63,636,030	$1,410,783

(1)  Net of $23,593 in foreign withholding taxes.

(2)  Net of $11,361 in foreign withholding taxes.

(3)  Net of $3,268 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF OPERATIONS (continued)

For the Six Months Ended December 31, 2020 (Unaudited)

	MFG Core Infrastructure Fund	MFG Select Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$9,711,636 (1)	$1,145,571 (2)
Interest income	1,487	1,278
Total investment income	9,713,123	1,146,849
EXPENSES:
Investment advisory fees	1,684,825	375,854
Shareholder servicing fees	99,051	5,975
Fund administration and accounting fees	88,291	25,201
Custody fees	51,301	16,562
Federal and state registration fees	24,787	20,284
Legal fees	23,373	24,134
Transfer agent fees	21,759	11,339
Directors' fees and related expenses	16,643	16,643
Reports to shareholders	16,269	11,779
Audit and tax fees	8,852	10,364
Other	15,450	3,984
Total expenses before waiver	2,050,601	522,119
Waiver of expenses by Adviser	(266,725)	(140,290)
Net expenses	1,783,876	381,829
Net Investment Income	7,929,247	765,020
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,130,565)	(312,875)
Foreign currency transactions	208,111	36,669
Change in net unrealized appreciation/depreciation on:
Investments	51,224,188	6,008,748
Foreign currency transactions	49,686	11,360
Net Realized and Unrealized Gain on Investments	50,351,420	5,743,902
Net Increase in Net Assets Resulting from Operations	$58,280,667	$6,508,922

(1)  Net of $545,287 foreign withholding taxes.

(2)  Net of $37,771 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF CHANGES IN NET ASSETS

	MFG Global Equity Fund		MFG Global Plus Fund
	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
OPERATIONS:
Net investment income	$773,621	$6,238,954	$289,508	$2,171,330
Net realized gain (loss) on:
Investments	35,006,846	126,876,233	3,278,667	15,692,483
Foreign currency transactions	(4,311)	(115,910)	(23,153)	(13,343)
Change in net unrealized appreciation/depreciation on:
Investments	94,788,843	(47,195,762)	60,032,059	14,273,150
Foreign currency transactions	118,581	79,071	58,949	8,418
Net increase in net assets resulting from operations	130,683,580	85,882,586	63,636,030	32,132,038
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(76,867,677)	(78,767,198)	(3,079,441)	(6,021,828)
Service Class			(2,225,170)	(5,160,722)
Net decrease in net assets resulting from distributions paid	(76,867,677)	(78,767,198)	(5,304,611)	(11,182,550)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	43,067,538	152,075,761	71,408,567	98,803,092
Service Class			28,175,749	133,475,784
Shares issued to holders in reinvestment of distributions:
Institutional Class	59,050,649	63,790,435	2,931,807	5,963,193
Service Class			2,194,885	5,088,038
Shares redeemed:
Institutional Class	(68,067,839)	(185,850,088)	(45,409,598)	(26,383,540)
Service Class			(10,011,359)	(34,192,027)
Redemption fees:
Institutional Class	1,503	12,054	—	32
Service Class			—	7,588
Net increase in net assets resulting from capital share transactions	34,051,851	30,028,162	49,290,051	182,762,160
Total Increase in Net Assets	87,867,754	37,143,550	107,621,470	203,711,648
NET ASSETS:
Beginning of Period	1,162,448,383	1,125,304,833	536,481,996	332,770,348
End of Period	$1,250,316,137	$1,162,448,383	$644,103,466	$536,481,996
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	1,993,515	8,094,376	4,871,274	7,397,686
Service Class			1,913,375	10,093,424
Shares issued to holders in reinvestment of distributions:
Institutional Class	2,851,303	3,216,865	194,031	434,952
Service Class			145,357	371,390
Shares redeemed:
Institutional Class	(3,246,645)	(9,595,792)	(3,029,170)	(2,010,549)
Service Class			(675,534)	(2,593,149)
Net increase in shares outstanding	1,598,173	1,715,449	3,419,333	13,693,754

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFG Global Sustainable Fund		MFG Core Infrastructure Fund
	For the Six Months Ended December 31, 2020 (Unaudited)	For the Period October 9, 2019(1) through June 30, 2020	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
OPERATIONS:
Net investment income	$3,727	$47,861	$7,929,247	$13,857,863
Net realized gain (loss) on:
Investments	48,860	(573,772)	(1,130,565)	(3,767,581)
Foreign currency transactions	5,301	1,917	208,111	(342,936)
Change in net unrealized appreciation/depreciation on:
Investments	1,351,949	961,457	51,224,188	(19,186,159)
Foreign currency transactions	946	131	49,686	(10,593)
Net increase (decrease) in net assets resulting from operations	1,410,783	437,594	58,280,667	(9,449,406)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(27,251)	(6,734)	(6,058,956)	(9,955,940)
Service Class	(21,672)		(2,502,878)	(3,637,951)
Net decrease in net assets resulting from distributions paid	(48,923)	(6,734)	(8,561,834)	(13,593,891)
CAPITAL SHARE TRANSACTIONS(2):
Shares sold:
Institutional Class	—	10,100,000	50,284,795	97,567,733
Service Class	10,084,934		44,710,950	120,240,944
Shares issued to holders in reinvestment of distributions:
Institutional Class	23,200	5,734	5,128,179	8,762,791
Service Class	5,069		1,433,949	2,211,505
Shares redeemed:
Institutional Class	(10,000)	—	(23,340,702)	(40,773,091)
Service Class	—		(21,048,710)	(39,459,879)
Redemption fees:
Institutional Class	—	—	2,325	1,396
Service Class	—		1,035	10,696
Net increase in net assets resulting from capital share transactions	10,103,203	10,105,734	57,171,821	148,562,095
Total Increase in Net Assets	11,465,063	10,536,594	106,890,654	125,518,798
NET ASSETS:
Beginning of Period	10,536,594	—	633,285,449	507,766,651
End of Period	$22,001,657	$10,536,594	$740,176,103	$633,285,449
TRANSACTIONS IN SHARES(2):
Shares sold:
Institutional Class	—	1,010,000	2,895,150	5,969,027
Service Class	880,653		2,548,545	7,446,735
Shares issued to holders in reinvestment of distributions:
Institutional Class	1,998	534	301,468	519,363
Service Class	437		84,082	132,037
Shares redeemed:
Institutional Class	(873)	—	(1,382,780)	(2,410,302)
Service Class	—		(1,227,151)	(2,506,857)
Net increase in shares outstanding	882,215	1,010,534	3,219,314	9,150,003

(1)  Commencement of operations.

(2)  MFG Global Sustainable Fund — Service Class commenced operations on October 20, 2020.

The accompanying notes are an integral part of these financial statements.

Frontier Funds

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFG Select Infrastructure Fund
	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
OPERATIONS:
Net investment income	$765,020	$1,632,884
Net realized gain (loss) on:
Investments	(312,875)	(4,371,541)
Foreign currency transactions	36,669	(66,693)
Change in net unrealized appreciation/depreciation on:
Investments	6,008,748	(5,052,284)
Foreign currency transactions	11,360	(5,502)
Net increase (decrease) in net assets resulting from operations	6,508,922	(7,863,136)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(781,469)	(2,277,635)
Service Class	(116,661)	(144,467)
Net decrease in net assets resulting from distributions paid	(898,130)	(2,422,102)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	3,784,150	6,769,754
Service Class	11,392,934	7,528,214
Shares issued to holders in reinvestment of distributions:
Institutional Class	367,291	1,114,231
Service Class	64,179	61,186
Shares redeemed:
Institutional Class	(2,394,882)	(6,299,112)
Service Class	(206,309)	(259,514)
Redemption fees:
Institutional Class	—	478
Service Class	—	791
Net increase in net assets resulting from capital share transactions	13,007,363	8,916,028
Total Increase (Decrease) in Net Assets	18,618,155	(1,369,210)
NET ASSETS:
Beginning of Period	87,760,079	89,129,289
End of Period	$106,378,234	$87,760,079
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	364,025	606,430
Service Class	1,084,552	712,420
Shares issued to holders in reinvestment of distributions:
Institutional Class	35,854	102,703
Service Class	6,230	5,745
Shares redeemed:
Institutional Class	(235,260)	(594,964)
Service Class	(20,402)	(25,275)
Net increase in shares outstanding	1,234,999	807,059

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Equity Fund

FINANCIAL HIGHLIGHTS

	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$19.78		$19.72	$18.89	$17.25	$15.05	$15.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.11 (1)	0.17	0.13	0.15	0.14
Net realized and unrealized gain (loss) on investments	2.25		1.39	2.38	2.22	2.77	(0.48)
Total Income (Loss) from Investment Operations	2.26		1.50	2.55	2.35	2.92	(0.34)
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.14)	(0.17)	(0.14)	(0.14)	(0.12)
From net realized gain on investments	(1.32)		(1.30)	(1.55)	(0.57)	(0.58)	(0.48)
Total Distributions	(1.33)		(1.44)	(1.72)	(0.71)	(0.72)	(0.60)
Redemption fees retained(2)	—		—	—	—	—	—
Net Asset Value, End of Period	$20.71		$19.78	$19.72	$18.89	$17.25	$15.05
Total Return	11.42	%(3)	7.58%	15.06%	13.75%	19.96%	(2.19)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,250,316		$1,162,448	$1,125,305	$1,103,521	$1,134,098	$1,073,308
Ratio of expenses to average net assets
Before waivers and reimbursements	0.85	%(4)	0.85%	0.85%	0.85%	0.85%	0.85%
Net of waivers and reimbursements	0.80	%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.07	%(4)	0.49%	0.80%	0.64%	0.85%	0.85%
Net of waivers and reimbursements	0.12	%(4)	0.54%	0.85%	0.69%	0.90%	0.90%
Portfolio turnover rate	12	%(3)	45%	34%	28%	30%	38%

(1)  Per share net investment income has been calculated using the daily average share method.

(2)  Less than one cent per share.

(3)  Not annualized.

(4)  Annualized.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Plus Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$13.69		$13.04	$12.72	$11.49	$9.59	$9.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.07 (1)	0.10 (1)	0.10	0.13 (1)	0.09 (1)
Net realized and unrealized gain (loss) on investments	1.54		0.93	1.60	1.40	1.79	(0.36)
Total Income (Loss) from Investment Operations	1.55		1.00	1.70	1.50	1.92	(0.27)
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.08)	(0.16)	(0.08)	(0.02)	(0.05)
From net realized gain on investments	(0.12)		(0.27)	(1.22)	(0.19)	— (2)	—
Total Distributions	(0.13)		(0.35)	(1.38)	(0.27)	(0.02)	(0.05)
Redemption fees retained	—		— (2)	—	—	—	—
Net Asset Value, End of Period	$15.11		$13.69	$13.04	$12.72	$11.49	$9.59
Total Return	11.33	%(3)	7.65%	15.22%	13.12%	20.06%	(2.77)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$369,009		$306,283	$215,921	$340,204	$302,726	$21,547
Ratio of expenses to average net assets
Before waivers and reimbursements	0.88	%(4)	0.89%	0.89%	0.88%	0.95%	2.03%
Net of waivers and reimbursements	0.80	%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.06	%(4)	0.45%	0.73%	0.71%	1.02%	(0.29)%
Net of waivers and reimbursements	0.14	%(4)	0.54%	0.82%	0.79%	1.17%	0.94%
Portfolio turnover rate(5)	11	%(3)	44%	56%	59%	31%	30%

(1)  Per share net investment income has been calculated using the daily average share method.

(2)  Less than one cent per share.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Plus Fund

FINANCIAL HIGHLIGHTS

	Service Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Period Ended June 30, 2016(1)
Net Asset Value, Beginning of Period	$13.67		$13.03	$12.72	$11.49	$9.60	$9.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.06 (2)	0.10 (2)	0.10	0.11 (2)	—	(3)
Net realized and unrealized gain (loss) on investments	1.54		0.92	1.58	1.39	1.80	(0.13)
Total Income (Loss) from Investment Operations	1.55		0.98	1.68	1.49	1.91	(0.13)
LESS DISTRIBUTIONS:
From net investment income	—	(3)	(0.07)	(0.15)	(0.07)	(0.02)	—
From net realized gain on investments	(0.12)		(0.27)	(1.22)	(0.19)	— (3)	—
Total Distributions	(0.12)		(0.34)	(1.37)	(0.26)	(0.02)	—
Redemption fees retained	—		— (3)	—	—	— (3)	—	(3)
Net Asset Value, End of Period	$15.10		$13.67	$13.03	$12.72	$11.49	$9.60
Total Return	11.37	%(4)	7.50%	15.09%	13.01%	19.92%	(1.34	)%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$275,094		$230,199	$116,849	$74,933	$81,173	$10,727
Ratio of expenses to average net assets
Before waivers and reimbursements	0.98	%(5)	0.99%	0.98%	0.95%	1.09%	1.38	%(5)
Net of waivers and reimbursements	0.90	%(5)	0.90%	0.89%	0.88%	0.89%	0.80	%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.05	)%(5)	0.37%	0.68%	0.60%	0.80%	(0.70	)%(5)
Net of waivers and reimbursements	0.03	%(5)	0.46%	0.77%	0.67%	1.00%	(0.12	)%(5)
Portfolio turnover rate(6)	11	%(4)	44%	56%	59%	31%	30%

(1)  Commenced operations on May 9, 2016.

(2)  Per share net investment income has been calculated using the daily average share method.

(3)  Less than one cent per share.

(4)  Not annualized.

(5)  Annualized.

(6)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Sustainable Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	Six Months Ended December 31, 2020 (Unaudited)		Period Ended June 30, 2020(1)
Net Asset Value, Beginning of Period	$10.43		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	—	(2)	0.05
Net realized and unrealized gain on investments	1.22		0.39
Total Income from Investment Operations	1.22		0.44
LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.01)
Total Distributions	(0.03)		(0.01)
Net Asset Value, End of Period	$11.62		$10.43
Total Return	11.67	%(3)	4.36	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,757		$10,537
Ratio of expenses to average net assets
Before waivers and reimbursements	2.38	%(4)	2.26	%(4)
Net of waivers and reimbursements	0.80	%(4)	0.80	%(4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(1.53	)%(4)	(0.82	)%(4)
Net of waivers and reimbursements	0.05	%(4)	0.64	%(4)
Portfolio turnover rate(5)	4	%(3)	43	%(3)

(1)  Commenced operations on October 9, 2019.

(2)  Less than one cent per share.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Global Sustainable Fund

FINANCIAL HIGHLIGHTS

	Service Class
	Period Ended December 31, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$11.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	—	(2)
Net realized and unrealized gain on investments	0.20
Total Income from Investment Operations	0.20
LESS DISTRIBUTIONS:
From net investment income	(0.03)
Total Distributions	(0.03)
Net Asset Value, End of Period	$11.63
Total Return	1.71	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,244
Ratio of expenses to average net assets
Before waivers and reimbursements	2.65	%(4)
Net of waivers and reimbursements	0.90	%(4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(1.67	)%(4)
Net of waivers and reimbursements	0.08	%(4)
Portfolio turnover rate(5)	4	%(3)

(1)  Commenced operations on October 20, 2020.

(2)  Less than one cent per share.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Core Infrastructure Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$16.34		$17.16	$15.40	$15.84	$15.27	$13.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21		0.41	0.45	0.58 (1)	0.50 (1)	0.37
Net realized and unrealized gain (loss) on investments	1.30		(0.81)	1.77	(0.48)	0.52	2.21
Total Income (Loss) from Investment Operations	1.51		(0.40)	2.22	0.10	1.02	2.58
LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.42)	(0.44)	(0.54)	(0.42)	(0.36)
From net realized gain on investments	—		—	(0.02)	— (2)	(0.03)	(0.04)
Total Distributions	(0.22)		(0.42)	(0.46)	(0.54)	(0.45)	(0.40)
Redemption fees retained	—	(2)	— (2)	—	—	— (2)	— (2)
Net Asset Value, End of Period	$17.63		$16.34	$17.16	$15.40	$15.84	$15.27
Total Return	9.28	%(3)	(2.40)%	14.65%	0.60%	6.83%	20.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$517,134		$449,609	$402,142	$381,749	$251,149	$207,985
Ratio of expenses to average net assets
Before waivers and reimbursements	0.58	%(4)	0.58%	0.79%	0.81%	0.83%	0.83%
Net of waivers and reimbursements	0.50	%(4)	0.50%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.30	%(4)	2.41%	2.74%	3.57%	3.18%	2.62%
Net of waivers and reimbursements	2.38	%(4)	2.49%	2.83%	3.68%	3.31%	2.75%
Portfolio turnover rate(5)	8	%(3)	18%	18%	19%	39%	15%

(1)  Per share net investment income has been calculated using the daily average share method.

(2)  Less than one cent per share.

(3)  Not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Core Infrastructure Fund

FINANCIAL HIGHLIGHTS

	Service Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Period Ended June 30, 2017(1)
Net Asset Value, Beginning of Period	$16.38		$17.20	$15.43	$15.85	$15.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.43 (2)	0.65 (2)	0.53 (2)	0.90	(2)
Net realized and unrealized gain (loss) on investments	1.32		(0.85)	1.57	(0.43)	0.16
Total Income (Loss) from Investment Operations	1.50		(0.42)	2.22	0.10	1.06
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.40)	(0.43)	(0.52)	(0.41)
From net realized gain on investments	—		—	(0.02)	— (3)	(0.03)
Total Distributions	(0.21)		(0.40)	(0.45)	(0.52)	(0.44)
Redemption fees retained	—	(3)	— (3)	— (3)	— (3)	—
Net Asset Value, End of Period	$17.67		$16.38	$17.20	$15.43	$15.85
Total Return	9.21	%(4)	(2.49)%	14.60%	0.60%	7.14	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$223,042		$183,676	$105,625	$9,054	$2,982
Ratio of expenses to average net assets
Before waivers and reimbursements	0.68	%(5)	0.69%	0.90%	0.91%	5.15	%(5)
Net of waivers and reimbursements	0.60	%(5)	0.60%	0.80%	0.80%	0.80	%(5)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.21	%(5)	2.44%	3.89%	3.30%	1.68	%(5)
Net of waivers and reimbursements	2.29	%(5)	2.53%	3.99%	3.41%	6.03	%(5)
Portfolio turnover rate(6)	8	%(4)	18%	18%	19%	39%

(1)  Commenced operations on July 15, 2016.

(2)  Per share net investment income has been calculated using the daily average share method.

(3)  Less than one cent per share.

(4)  Not annualized.

(5)  Annualized.

(6)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Select Infrastructure Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Period Ended June 30, 2019(1)
Net Asset Value, Beginning of Period	$9.99		$11.18	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.18	0.29	(2)
Net realized and unrealized gain (loss) on investments	0.65		(1.08)	1.09
Total Income (Loss) from Investment Operations	0.73		(0.90)	1.38
LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.18)	(0.20)
From net realized gain on investments	—		(0.11)	—
Total Distributions	(0.10)		(0.29)	(0.20)
Redemption fees retained	—		— (3)	—
Net Asset Value, End of Period	$10.62		$9.99	$11.18
Total Return	7.34	%(4)	(8.26)%	13.90	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,455		$78,775	$86,833
Ratio of expenses to average net assets
Before waivers and reimbursements	1.10	%(5)	1.08%	1.24	%(5)(6)
Net of waivers and reimbursements	0.80	%(5)	0.80%	0.80	%(5)(6)
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.31	%(5)	1.50%	2.37	%(5)(7)
Net of waivers and reimbursements	1.61	%(5)	1.78%	2.81	%(5)(7)
Portfolio turnover rate(8)	10	%(4)	40%	29%

(1)  Commenced operations on July 2, 2018.

(2)  Per share net investment income has been calculated using the daily average share method.

(3)  Less than one cent per share.

(4)  Not annualized.

(5)  Annualized.

(6)  The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2019, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 1.24%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.80%.

(7)  The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2019, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.38%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.82%.

(8)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier MFG Select Infrastructure Fund

FINANCIAL HIGHLIGHTS

	Service Class
	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Period Ended June 30, 2019(1)
Net Asset Value, Beginning of Period	$10.00		$11.19	$10.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.23 (2)	0.17	(2)
Net realized and unrealized gain (loss) on investments	0.64		(1.14)	0.82
Total Income (Loss) from Investment Operations	0.72		(0.91)	0.99
LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.17)	(0.13)
From net realized gain on investments	—		(0.11)	—
Total Distributions	(0.09)		(0.28)	(0.13)
Redemption fees retained	—		— (3)	—	(3)
Net Asset Value, End of Period	$10.63		$10.00	$11.19
Total Return	7.29	%(4)	(8.32)%	9.60	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,923		$8,985	$2,296
Ratio of expenses to average net assets
Before waivers and reimbursements	1.21	%(5)	1.18%	1.35	%(5)
Net of waivers and reimbursements	0.90	%(5)	0.90%	0.90	%(5)
Ratio of net investment income to average net assets
Before waivers and reimbursements	1.46	%(5)	1.85%	3.99	%(5)
Net of waivers and reimbursements	1.77	%(5)	2.13%	4.44	%(5)
Portfolio turnover rate(6)	10	%(4)	40%	29	%(4)

(1)  Commenced operations on February 19, 2019.

(2)  Per share net investment income has been calculated using the daily average share method.

(3)  Less than one cent per share.

(4)  Not annualized.

(5)  Annualized.

(6)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

(1)  ORGANIZATION

Frontier Funds, Inc. (the "Company") was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing shares in series (each, a "Fund," or collectively, the "Funds"), each series representing a distinct portfolio with its own investment objectives and policies. The investment objective of each of the Frontier MFG Global Equity Fund (the "Global Equity Fund") and Frontier MFG Global Plus Fund (the "Global Plus Fund") is capital appreciation. The investment objective of each of the Frontier MFG Global Sustainable Fund (the "Global Sustainable Fund") and the Frontier MFG Select Infrastructure Fund (the "Select Fund") is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the Frontier MFG Core Infrastructure Fund (the "Core Fund") is long-term capital appreciation. The Core Fund is a diversified fund, and each of the Global Equity Fund, the Global Plus Fund, the Global Sustainable Fund and the Select Fund is a non-diversified fund.

A summary of each Fund's investment adviser, subadviser and capital structure is as follows:

Fund	Investment Adviser	Subadviser	Capital Structure	Commencement of Operations
Global Equity Fund (a)	Frontegra Asset Management, Inc. ("Frontegra" or the "Adviser")	MFG Asset Management ("MFG")	Multi-Class • Institutional • Service Class (b)	Dec. 28, 2011
Global Plus Fund (a)	Frontegra	MFG	Multi-Class • Institutional • Service Class • Class Y (c)	Mar. 23, 2015
Global Sustainable Fund (a)	Frontegra	MFG	Multi-Class • Institutional • Service Class	Oct. 9, 2019
Core Fund (a)	Frontegra	MFG	Multi-Class • Institutional • Service Class	Jan. 18, 2012
Select Fund (a)	Frontegra	MFG	Multi-Class • Institutional • Service Class	July 2, 2018

(a)  A redemption fee of 2.00% will be charged on shares of the Fund redeemed 30 days or less from their date of purchase.

(b)    As of December 31, 2020, the Service Class shares of the Global Equity Fund had not commenced operations.

(c)  As of December 31, 2020, the Class Y shares of the Global Plus Fund had not commenced operations.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

(2)  SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(a) Investment Valuation

Securities are valued at their fair value. Equity securities, including preferred stocks, that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, "NASDAQ"), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the "Board") and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds' valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

The following is a summary of inputs used to value the Funds' investments as of December 31, 2020:

Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$865,230,287	$285,404,771	$—	$1,150,635,058
Total Equity	865,230,287	285,404,771	—	1,150,635,058
Short-Term Investments	89,761,331	—	—	89,761,331
Total Investments in Securities	$954,991,618	$285,404,771	$—	$1,240,396,389

Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$439,660,843	$144,639,693	$—	$584,300,536
Total Equity	439,660,843	144,639,693	—	584,300,536
Short-Term Investments	45,549,914	—	—	45,549,914
Total Investments in Securities	$485,210,757	$144,639,693	$—	$629,850,450

Global Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$13,488,028	$6,014,379	$—	$19,502,407
Total Equity	13,488,028	6,014,379	—	19,502,407
Short-Term Investments	2,376,908	—	—	2,376,908
Total Investments in Securities	$15,864,936	$6,014,379	$—	$21,879,315

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$397,128,856	$298,951,277	$—	$696,080,133
Closed-End Funds	3,476,557	4,802,114	—	8,278,671
Total Equity	400,605,413	303,753,391	—	704,358,804
Short-Term Investments	24,068,078	—	—	24,068,078
Total Investments in Securities	$424,673,491	$303,753,391	$—	$728,426,882

Select Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$47,904,355	$49,311,086	$—	$97,215,441
Total Equity	47,904,355	49,311,086	—	97,215,441
Short-Term Investments	8,041,638	—	—	8,041,638
Total Investments in Securities	$55,945,993	$49,311,086	$—	$105,257,079

(a)  See each Fund's Schedule of Investments for sector or country classifications.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

(b)  Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.

(c)  Distributions to Shareholders

With the exception of the Core and Select Funds, dividends from net investment income are usually declared and paid annually. The Core and Select Funds usually declare and pay dividends quarterly. Distributions from net realized gains, if any, are declared and paid at least annually for all Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

The tax character of distributions paid during the six months ended December 31, 2020, and the fiscal year ended June 30, 2020, were as follows:

	Six Months Ended December 31, 2020			Year Ended June 30, 2020
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Global Equity Fund	$3,597,595	$73,270,082	$76,867,677	$11,540,910	$67,226,288	$78,767,198
Global Plus Fund	1,547,632	3,756,979	5,304,611	3,753,234	7,429,316	11,182,550
Global Sustainable Fund	48,923	—	48,923	6,734	—	6,734
Core Fund	8,561,834	—	8,561,834	13,593,891	—	13,593,891
Select Fund	898,130	—	898,130	2,083,713	338,389	2,422,102

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

At June 30, 2020, the Funds' most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Global Equity Fund	Global Plus Fund	Global Sustainable Fund	Core Fund	Select Fund
Cost of investments	$820,272,891	$430,069,369	$9,513,226	$528,748,769	$83,754,126
Gross unrealized appreciation	$346,440,709	$109,840,474	$1,176,606	$93,721,478	$7,991,757
Gross unrealized depreciation	(7,219,795)	(5,456,516)	(215,149)	(40,518,860)	(4,717,195)
Net unrealized appreciation/depreciation	339,220,914	104,383,958	961,457	53,202,618	3,274,562
Undistributed ordinary income	—	—	43,044	1,322,568	251,254
Undistributed long-term capital gain	52,818,413	3,841,410	—	—	—
Other accumulated losses	(51,551)	(16,696)	(573,641)	(6,504,040)	(4,234,423)
Total distributable earnings (accumulated losses)	$391,987,776	$108,208,672	$430,860	$48,021,146	$(708,607)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

During the fiscal year ended June 30, 2020, the Core Fund utilized long-term and short-term capital loss carryforwards of $125,767 and $2,117,964, respectively.

At June 30, 2020, the Core Fund had long-term capital loss carryforwards that will not expire of $5,591,168 and the Global Sustainable Fund and Core Fund had short-term capital loss carryforwards that will not expire of $573,772 and $782,795, respectively.

In order to meet certain excise tax requirements, the Funds are required to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. The Funds are also permitted to defer into their next fiscal year any net ordinary losses incurred from January 1 through the end of the fiscal year. As of the fiscal year ended June 30, 2020, the following Funds deferred, on a tax basis, post-October losses and late-year losses:

	Post-October Capital Loss Deferred	Ordinary Late-Year Loss Deferred
Global Equity Fund	$—	$113,013
Global Plus Fund	—	27,044
Select Fund	4,233,003	—

(d)  Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Each Fund separately reports net realized foreign exchange

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, which result from changes in exchange rates.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

Investing in foreign companies involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The risks of foreign investments are typically greater in emerging and less developed markets.

(e)  Indemnifications

Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f)  Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax codes and regulations.

Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred that do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund's relative net assets or by other equitable means.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended June 30, 2020, the following table shows the reclassifications made among tax components:

	Global Equity Fund	Global Plus Fund	Global Sustainable Fund	Core Fund	Select Fund
Paid in capital	$7,667,581	$628,924	$—	$—	$12,633
Total distributable earnings (accumulated losses)	(7,667,581)	(628,924)	—	—	(12,633)

The permanent differences primarily relate to equalization.

(3)  INVESTMENT ADVISER AND RELATED PARTIES

Each of the Funds has entered into an agreement with Frontegra, with whom certain officers and a director of the Company are affiliated, to furnish investment advisory services to such Funds. Frontegra is a wholly owned subsidiary of Frontier North America Holdings Inc., a majority-owned subsidiary of Magellan Financial Group Limited and an affiliate of MFG. William D. Forsyth III, the President and a director of the Company, is a control person of Frontegra and a minority owner of Frontier North America Holdings Inc.

Advisory fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). Pursuant to expense cap agreements, Frontegra has agreed to waive its management fees and/or reimburse each Fund's operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to ensure that each Fund's operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees payable on the Statements of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statements of Assets and Liabilities as a receivable from the Adviser. The expense cap agreement for the Global Equity, Global Plus, Global Sustainable, Core and Select Funds will continue in effect until October 31, 2022, with successive renewal terms of one year unless terminated by the Adviser or a Fund prior to any such renewal.

Frontier Fund	Annual Advisory Fees	Expense Limitation
Global Equity Fund	0.80%	0.80%
Global Plus Fund - Institutional Class	0.80%	0.80%
Global Plus Fund - Service Class	0.80%	0.95%
Global Sustainable Fund - Institutional Class	0.80%	0.80%
Global Sustainable Fund - Service Class	0.80%	0.95%
Core Fund - Institutional Class	0.50%	0.50%
Core Fund - Service Class	0.50%	0.65%
Select Fund - Institutional Class	0.80%	0.80%
Select Fund - Service Class	0.80%	0.95%

The Adviser is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause a Fund's expense ratio to exceed the lesser of (a) the expense limitation in place at the time of the waiver and/or expense payment, or (b) the expense limitation in place at the time of recoupment. Expenses attributable to a specific class may only be recouped with respect to that class.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on:

	June 30,
	2021	2022		2023		2024	Total
Global Equity Fund	$329,162	$541,860		$591,829		$313,121	$1,775,972
Global Plus Fund	217,182	323,110		402,090		239,157	1,181,539
Global Sustainable Fund	—	—		109,420	(a)	112,842	222,262
Core Fund	206,489	388,266		466,041		266,725	1,327,521
Select Fund	—	224,214	(b)	257,259		140,290	621,763

(a) Expenses waived/reimbursed were for the period October 9, 2019, through June 30, 2020.

(b) Expenses waived/reimbursed were for the period July 2, 2018, through June 30, 2020.

Frontegra has entered into a subadvisory agreement under which MFG serves as the subadviser to the Funds, and subject to Frontegra's supervision, manages each Fund's portfolio assets. Under the agreement, for each Fund subadvised by MFG, MFG is paid the net advisory fee received by Frontegra after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap agreement discussed above, less an annual flat fee retained by Frontegra; provided however, if the net advisory fee is less than such flat fee, Frontegra shall retain the entire net advisory fee and no subadvisory fee will be payable to MFG.

The beneficial ownership, either directly or indirectly, of more than 25% of a Fund's voting securities creates a presumption of control. As of December 31, 2020, each Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. An affiliate of the Adviser owns a controlling interest in the Global Sustainable Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

(4)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended December 31, 2020, are summarized below:

	Global Equity Fund	Global Plus Fund	Global Sustainable Fund	Core Fund	Select Fund
Purchases	$160,650,414	$131,910,693	$9,797,178	$138,843,919	$22,014,129
Sales	$123,916,756	$62,336,182	$497,339	$52,670,399	$8,587,225

There were no purchases or sales of U.S. Government securities for the Funds.

(5)  DISTRIBUTION PLAN AND SHAREHOLDER SERVICING FEE

The Company, on behalf of the Global Plus Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class Y shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Class Y shares of the Fund pay an annual fee of up to 0.25% to Frontegra Strategies, LLC (the "Distributor"), an affiliate of Frontegra and MFG, for payments to brokers, dealers and other financial intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Fund. As of December 31, 2020, the Class Y shares of the Fund had not commenced operations.

The Company has adopted a shareholder servicing plan (the "Service Plan") on behalf of the Class Y and Service Class shares offered by certain Funds. Pursuant to the Service Plan, the Service Class and Class Y shares of the applicable Funds pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to brokers, dealers, and other financial intermediaries who

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2020 (Unaudited)

provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping and administrative services. As of December 31, 2020, the Class Y shares of the Global Plus Fund and the Service Class shares of the Global Equity Fund had not commenced operations. For the six months ended December 31, 2020, the Service Plan expenses were as follows:

Service Plan Expenses
Global Plus Fund - Service Class	$130,524
Global Sustainable Fund - Service Class	$1,100
Core Fund - Service Class	$99,051
Select Fund - Service Class	$5,975

(6)  IMPACTS OF COVID-19

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the Funds' investments depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of each of the Funds' investments.

A NOTE ON FORWARD-LOOKING STATEMENTS

This report includes forward-looking statements such as adviser, subadviser and/or portfolio manager predictions, opinions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on these statements include the accuracy of the adviser's, subadvisers' or portfolio managers' forecasts and predictions, and the appropriateness of the investment programs designed by an adviser, subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

In addition, portfolio composition will change due to ongoing management of the Funds. Specific securities named in this report may not currently be owned by the applicable Fund, or the Fund's position in the securities may have changed.

ADDITIONAL INFORMATION

Frontier Funds has adopted proxy voting policies and procedures that delegate to Frontegra the authority to vote proxies. The proxy voting policies permit Frontegra to delegate its authority to vote proxies to a Fund's subadviser. A description of the Frontier Funds' proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds' Statements of Additional Information, which is available on the SEC's website at http://www.sec.gov and the Funds' website at www.frontiermutualfunds.com or by calling the Funds toll free at 1-888-825-2100.

The actual voting records relating to each Fund's portfolio securities during the most recent twelve months ended June 30 are available without charge, upon request, by calling the Funds toll free at 1-888-825-2100 or by accessing the SEC's website at http://www.sec.gov.

Each Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC's website at http://www.sec.gov. Part F of Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2018.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By:	/s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)
Date:	February 24, 2021

By:	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)
Date:	February 24, 2021